Goodwill and Intangible Assets - Intangibles Impairment (Details) - USD ($)		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Measurement period adjustment, goodwill		$ (465,000)	$ 1,811,000
Impairment of goodwill		$ 0	13,944,000	$ 0
Useful life - acquired		3 years
Finite-lived intangible assets		$ 87,611,000
Amortization expenses		61,667,000	25,694,000	$ 0
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2020		55,333,000
2021		32,278,000
2022		0
2023		0
2024		0
2025 and thereafter		0
Net		87,611,000
New York Code And Design Academy, Inc.
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment of goodwill			13,900,000
Capella Merger
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Measurement period adjustment, goodwill		500,000
Student relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Useful life - acquired	3 years
Finite-lived intangible assets		87,611,000	142,944,000
Amortization expenses		55,300,000	23,100,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Net		87,611,000	142,944,000
Student relationships | Capella Merger
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Useful life - acquired	3 years
Capella University
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Measurement period adjustment, goodwill		$ (465,000)	1,811,000
Strayer University
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Impairment of goodwill			$ 13,944,000